ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT	12 Months Ended
Jul. 31, 2017
ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT [Abstract]
ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT

15. ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT:

On June 16, 2014, the Company entered into a Second Amendment of Lease (the “Amendment”) with 33 Bond St. LLC (“Bond”), its landlord, for certain truck bays and approximately 1,000 square feet located at the cellar level within a garage at Livingston and Bond Street (“Premises”). Pursuant to the Amendment, (1) a lease option for the Premises was exercised extending the lease until December 8, 2043, (2) the Company, simultaneously with the execution of the Amendment, vacated the Premises so that Bond may demolish the building in which the Premises is located in order to develop and construct a new building at the location, and (3) Bond agreed to redeliver to the Company possession of the reconfigured Premises after construction.

As consideration under the Amendment, Bond agreed to pay the Company a total of $3,500,000. Upon execution of the Amendment, the Company recorded $3,500,000 to deferred revenue to be amortized to revenue to temporarily vacate the premises over the expected vacate period of 36 months. Bond tendered $2,250,000 simultaneously with the execution of the Amendment, and the balance due of $1,250,000 on June 16, 2015 had been received by the Company. The Company anticipates re-occupying the premises in late 2017.

In connection with the Amendment, the parties also agreed to settle a pending lawsuit in the Supreme Court of the State of New York, Kings County, Index No. 50796/13 (the “Action”), in which the Company sought, among other things, a declaratory judgment that it validly renewed the lease for the Premises, and Bond sought, among other things, a declaratory judgment that the lease expired by its terms on December 8, 2013. Pursuant to a stipulation of settlement, filed on June 16, 2014, the Action, including all claims and counterclaims, has been discontinued with prejudice, without costs or attorneys’ fees to any party as against the other. The stipulation of settlement also contains general releases by both parties of all claims.